Other Current and Long-Term Liabilities - Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Noncurrent [Abstract]
Payable to supplier	$ 2,700	$ 2,700
Long-term performance bonuses	1,433
Derivative contract liabilities	73	80	$ 106
Other long-term liabilities	393	375	185
Total other long-term liabilities	$ 4,599	$ 3,155	$ 291